SEGMENT REPORTING - Narrative (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) Segment	Jun. 30, 2021 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | Segment			2
Mining Segment | Revenue Benchmark | Indefinite-Lived Intangible Asset Concentration Risk | Bitcoin (BTC)
Segment Reporting Information [Line Items]
Concentration risk, percentage	67.00%		68.00%
Operating Segments | Equipment Sales and Hosting Segment
Segment Reporting Information [Line Items]
Cost of revenue, depreciation expense	$ 2.6	$ 1.9	$ 4.8	$ 3.7
Operating Segments | Mining Segment
Segment Reporting Information [Line Items]
Cost of revenue, depreciation expense	$ 46.5	$ 0.9	$ 85.9	$ 1.6